As filed with the Securities and Exchange Commission on March 22, 2019.

File Nos. 033-23493 and 811-05583

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

Registration Statement Under the Securities Act of 1933	[X]

Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 103	[X]

and/or

Registration Statement Under the Investment Company Act of 1940	[X]

Amendment No. 104	[X]

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
(Exact Name of Registrant as Specified in Charter)

One Franklin Parkway, San Mateo, CA 94403-1906
(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, Including Area Code (650) 312-2000

Craig S. Tyle, Esq., One Franklin Parkway, San Mateo, CA 94403-1906

(Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

[ ]	immediately upon filing pursuant to paragraph (b)
[X]	on May 1, 2019 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date)pursuant to paragraph (a)(2) of Rule 485

If appropriate check the following box:

[X]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Amendment to the registration statement of the Registrant on Form N-1A (the “Amendment”) relates only to the prospectus and statement of additional information of Franklin Founding Funds Allocation VIP Fund and Franklin Small Cap Value VIP Fund of the Registrant and does not otherwise delete, amend, or supersede any other information relating to any other series of the Registrant.

PART A AND PART B

Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, this Post-Effective Amendment No. 103 to the Registration Statement, relating only to the Franklin Founding Funds Allocation VIP Fund and Franklin Small Cap Value VIP Fund, each a series of the Registrant (the “Funds”), is being filed for the sole purpose of designating May 1, 2019 as the new date upon which Post-Effective Amendment No. 102, as filed on January 23, 2019 (Accession #0001379491-19-000194) (“PEA 102”) shall become effective.

Accordingly, the prospectus and Statement of Additional Information of the Fund, as filed in PEA 102, are incorporated herein by reference in their entirety into this filing.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
File Nos. 033-23493 & 811-05583

PART C
Other Information

Item 28.    Exhibits

The following exhibits are incorporated by reference to the previously filed documents indicated below, except as noted:

(a)	Agreement and Declaration of Trust

(i)

Amended and Restated Agreement and Declaration of Trust of Franklin Templeton Variable Insurance Products Trust, a Delaware Statutory Trust dated May 18, 2018

Filing:  Post-Effective Amendment No. 102 to Registration Statement on Form N-1A

File No. 033-23493

Filing Date: January 23, 2019

(b)	By-Laws

(i)

Amended and Restated By-Laws of Franklin Templeton Variable Insurance Products Trust, a Delaware Statutory Trust effective as of May 18, 2018

Filing:  Post-Effective Amendment No. 102 to Registration Statement on Form N-1A

File No. 033-23493

Filing Date: January 23, 2019

(c)	Instruments Defining Rights of Security Holders

(i) Agreement and Declaration of Trust
(a) Article III, Shares
(b) Article V, Shareholders’ Voting Powers and Meetings
(c) Article VI, Net Asset Value, Distributions, Redemptions and Transfers
(d) Article VIII, Certain Transactions – Section 4
(e) Article X, Miscellaneous – Section 4

(ii) Amended and Restated By-Laws
(a) Article II, Meetings of Shareholders
(b) Article VI, Records and Reports – Section 1, 2 and 3
(c) Article VII, General Matters: - Sections 3,4, 6, 7
(d) Article VIII, Amendment – Section 1

(iii) Part B: Statement of Additional Information – Item 22

(d)	Investment Advisory Contracts

(i)

Amended and Restated Investment Management Agreement dated May 1, 2013 between the Registrant, on behalf of Franklin Flex Cap Growth VIP Fund (formerly, Franklin Flex Cap Growth Securities Fund) and Franklin Advisers, Inc.

Filing:  Post-Effective Amendment No. 80 to Registration Statement on Form N-1A

File No. 033-23493

Filing Date: April 28, 2014

(ii)

Amended and Restated Investment Management Agreement dated May 1, 2013 between the Registrant, on behalf of Franklin Global Real Estate VIP Fund (formerly, Franklin Global Real Estate Securities Fund) and Franklin Templeton Institutional, LLC

Filing:  Post-Effective Amendment No. 80 to Registration Statement on Form N-1A

File No. 033-23493

Filing Date: April 28, 2014

(iii)

Investment Management Agreement between the Registrant, on behalf of Franklin Large Cap Growth VIP Fund (formerly, Franklin Large Cap Growth Securities Fund) and Franklin Advisers, Inc. dated May 1, 2007

Filing:  Post-Effective Amendment No. 51 to Registration Statement on Form N-1A

File No. 033-23493

Filing Date: June 27, 2007

(iv)

Investment Management Agreement between the Registrant, on behalf of, Franklin Growth and Income VIP Fund (formerly, Franklin Growth and Income Securities Fund), Templeton Global Bond VIP Fund (formerly, Templeton Global Bond Securities Fund and Templeton Global Income Securities Fund), Franklin Income VIP Fund (formerly, Franklin Income Securities Fund) and Franklin U.S. Government Securities VIP Fund (formerly, Franklin U.S. Government Fund) and Franklin Advisers, Inc. dated May 1, 2007

Filing:  Post-Effective Amendment No. 51 to Registration Statement on Form N-1A

File No. 033-23493

Filing Date: June 27, 2007

(v)

Investment Management Agreement between the Registrant, on behalf of Franklin Rising Dividends VIP Fund and Franklin Advisers, Inc. dated November 1, 2017

Filing:  Post-Effective Amendment No. 100 to Registration Statement on Form N-1A

File No. 033-23493

Filing Date: April 27, 2018

(vi)

Amended and Restated Investment Management Agreement between the Registrant, on behalf of Franklin Small Cap Value VIP Fund and Franklin Mutual Advisers, LLC dated November 1, 2018

Filing:  Post-Effective Amendment No. 102 to Registration Statement on Form N-1A

File No. 033-23493

Filing Date: January 23, 2019

(vii)

Amended and Restated Investment Management Agreement dated May 1, 2013 between the Registrant, on behalf of Franklin Small-Mid Cap Growth VIP Fund (formerly, Franklin Small-Mid Cap Growth Securities Fund) and Franklin Advisers, Inc.

Filing:  Post-Effective Amendment No. 80 to Registration Statement on Form N-1A

File No. 033-23493

Filing Date: April 28, 2014

(viii)

Amended and Restated Investment Management Agreement dated May 1, 2013 between the Registrant, on behalf of Franklin Strategic Income VIP Fund (formerly, Franklin Strategic Income Securities Fund) and Franklin Advisers, Inc.

Filing:  Post-Effective Amendment No. 80 to Registration Statement on Form N-1A

File No. 033-23493

Filing Date: April 28, 2014

(ix)

Amended and Restated Investment Management Agreement between the Registrant, on behalf of Franklin Mutual Discovery VIP Fund and Franklin Mutual Shares VIP Fund and Franklin Mutual Advisers, LLC dated May 1, 2018

Filing:  Post-Effective Amendment No. 102 to Registration Statement on Form N-1A

File No. 033-23493

Filing Date: January 23, 2019

(x)

Amended and Restated Investment Management Agreement between the Registrant, on behalf of Templeton Developing Markets VIP Fund and Templeton Asset Management Ltd. dated May 1, 2018

Filing:  Post-Effective Amendment No. 102 to Registration Statement on Form N-1A

File No. 033-23493

Filing Date: January 23, 2019

(xi)

Amended and Restated Investment Management Agreement between the Registrant, on behalf of Templeton Foreign VIP Fund and Templeton Investment Counsel, LLC dated May 1, 2014

Filing:  Post-Effective Amendment No. 90 to Registration Statement on Form N-1A

File No. 033-23493

Filing Date: April 29, 2015

(xii)

Investment Management Agreement between the Registrant, on behalf of Templeton Growth VIP Fund (formerly, Templeton Growth Securities Fund) and Templeton Global Advisors Limited dated May 1, 2007

Filing:  Post-Effective Amendment No. 51 to Registration Statement on Form N-1A

File No. 033-23493

Filing Date: June 27, 2007

(xiii)

Addendum dated January 2, 2008 to Investment Management Agreement dated May 1, 2007, on behalf of Franklin Growth and Income VIP Fund (formerly, Franklin Growth and Income Securities Fund), Franklin Income VIP Fund (formerly, Franklin Income Securities Fund), Franklin U.S. Government Securities VIP Fund (formerly, Franklin U.S. Government Fund) and Templeton Global Bond VIP Fund (formerly, Templeton Global Bond Securities Fund and Templeton Global Income Securities Fund)

Filing: Post-Effective Amendment No. 65 to Registration Statement on Form N-1A

File No. 033-23493

Filing Date: April 26, 2012

(xiv)

Investment Management Agreement dated May 1, 2015 between the Registrant, on behalf of Franklin VolSmart Allocation VIP Fund and Franklin Advisers, Inc.

Filing: Post-Effective Amendment No. 92 to Registration Statement on Form N-1A

File No. 033-23493

Filing Date: April 27, 2016

(xv)

Subadvisory Agreement dated May 1, 2015 on behalf of Franklin VolSmart Allocation VIP Fund between Franklin Advisers, Inc. and K2/D&S Management Co., L.L.C.

Filing:  Post-Effective Amendment No. 92 to Registration Statement on Form N-1A

File No. 033-23493

Filing Date: April 27, 2016

(xvi)

Form of Subadvisory Agreement dated November 1, 2017 on behalf of Templeton Developing Markets VIP Fund between Templeton Asset Management, LTD and Franklin Templeton Investment

Management Limited

Filing:  Post-Effective Amendment No. 102 to Registration Statement on Form N-1A

File No. 033-23493

Filing Date: January 23, 2019

(xvii)

Form of Investment Management Agreement between the Registrant, on behalf of Franklin Allocation VIP Fund and Franklin Advisers, Inc.

Filing:  Post-Effective Amendment No. 102 to Registration Statement on Form N-1A

File No. 033-23493

Filing Date: January 23, 2019

(xviii)

Form of Subadvisory Agreement between the Registrant, on behalf of Franklin Allocation VIP Fund between Franklin Advisers, Inc. and Templeton Global Advisors Limited

Filing:  Post-Effective Amendment No. 102 to Registration Statement on Form N-1A

File No. 033-23493

Filing Date: January 23, 2019

(xix)

Form of Subadvisory Agreement between the Registrant, on behalf of Franklin Allocation VIP Fund between Franklin Advisers, Inc. and Franklin Templeton Institutional, LLC (International Growth Strategy)

Filing:  Post-Effective Amendment No. 102 to Registration Statement on Form N-1A

File No. 033-23493

Filing Date: January 23, 2019

(xx)

Form of Subadvisory Agreement between the Registrant, on behalf of Franklin Allocation VIP Fund between Franklin Advisers, Inc. and Franklin Templeton Institutional, LLC (Investment Grade Strategy)

Filing:  Post-Effective Amendment No. 102 to Registration Statement on Form N-1A

File No. 033-23493

Filing Date: January 23, 2019

(e)	Underwriting Contracts

(i)

Distribution Agreement between Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc. dated January 1, 2011

Filing:  Post-Effective Amendment No. 60 to Registration Statement on Form N-1A

File No. 033-23493

Filing Date: April 28, 2011

(f)	Bonus or Profit Sharing Contracts

Not Applicable

(g)	Custodian Agreements

(i)

Custody Agreement between the Registrant, on behalf of Templeton Developing Markets VIP Fund (formerly, Templeton Developing Markets Securities Fund) and Templeton Growth VIP Fund (formerly, Templeton Growth Securities Fund) and JPMorgan Chase Bank dated March 15, 1994

Filing:  Post-Effective Amendment No. 16 to Registration Statement on Form N-1A

File No. 033-23493

Filing Date: August 18, 1995

(ii)

Master Custody Agreement between the Registrant and The Bank of New York Mellon dated February 16, 1996

Filing:  Post-Effective Amendment No. 19 to Registration Statement on Form N-1A

File No. 033-23493

Filing Date: April 25, 1996

(iii)

Amendment dated May 7, 1997 to the Master Custody Agreement between the Registrant and The Bank of New York Mellon dated February 16, 1996

Filing:  Post-Effective Amendment No. 65 to Registration Statement on Form N-1A

File No. 033-23493

Filing Date: April 26, 2012

(iv)

Amendment dated February 27, 1998 to the Master Custody Agreement between the Registrant and The Bank of New York Mellon dated February 16, 1996

Filing:  Post-Effective Amendment No. 65 to Registration Statement on Form N-1A

File No. 033-23493

Filing Date: April 26, 2012

(v)

Amendment dated June 1, 2018 to Exhibit A of the Master Custody Agreement between the Registrant and The Bank of New York Mellon dated February 16, 1996

Filing:  Post-Effective Amendment No. 102 to Registration Statement on Form N-1A

File No. 033-23493

Filing Date: January 23, 2019

(vi)

Amendment dated May 16, 2001 to the Master Custody Agreement between the Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 30 to Registration Statement of Franklin Investors Securities Trust on Form N-1A

File No. 033-11444

Filing Date: December 19, 2001

(vii)

Amendment dated June 1, 2018 to Schedule 1 of the Amendment dated May 16, 2001 to the Master Custody Agreement between the Registrant and The Bank of New York Mellon dated February 16, 1996

Filing:  Post-Effective Amendment No. 102 to Registration Statement on Form N-1A

File No. 033-23493

Filing Date: January 23, 2019

(viii)

Amended and Restated Foreign Custody Manager Agreement between the Registrant and The Bank of New York Mellon dated as of May 16, 2001

Filing: Post-Effective Amendment No. 30 to Registration Statement of Franklin Investors Securities Trust on Form N-1A

File No. 033-11444

Filing Date: December 19, 2001

(ix)

Amendment dated January 27, 2017 to Schedule 1 of the Amended and Restated Foreign Custody Manager Agreement between the Registrant and The Bank of New York Mellon made as of May 16, 2001

Filing: Post-Effective Amendment No. 98 to Registration Statement on Form N-1A

File No. 033-23493

Filing Date: April 27, 2017

(x)

Amendment dated November 19, 2014 to Schedule 2 of the Amended and Restated Foreign Custody Manager Agreement between the Registrant and The Bank of New York Mellon made as of May 16, 2001

Filing: Post-Effective Amendment No. 86 to Registration Statement on Form N-1A

File No. 033-23493

Filing Date: February 26, 2015

(xi)

Terminal Link Agreement between the Registrant and The Bank of New York Mellon, dated February 16, 1996

Filing:  Post-Effective Amendment No. 19 to Registration Statement on Form N-1A

File No. 033-23493

Filing Date: April 25, 1996

(xii)

Amendment dated June 1, 2018 to Exhibit A of the Terminal Link Agreement between the Registrant and The Bank of New York Mellon, dated February 16, 1996

Filing:  Post-Effective Amendment No. 102 to Registration Statement on Form N-1A

File No. 033-23493

Filing Date: January 23, 2019

(xiii)

Letter Agreement between the Registrant and The Bank of New York Mellon dated April 22, 1996

Filing:  Post-Effective Amendment No. 19 to Registration Statement on Form N-1A

File No. 033-23493

Filing Date: April 25, 1996

(xiv)

Amendment dated May 22, 1996 to the Custody Agreement between the Registrant on behalf of Templeton Developing Markets VIP Fund (formerly, Templeton Developing Markets Securities Fund) and JPMorgan Chase Bank, dated March 15, 1994

Filing:  Post-Effective Amendment No. 65 to Registration Statement on Form N-1A

File No. 033-23493

Filing Date: April 26, 2012

(xv)

Amendment dated May 1, 2001 to the Custody Agreement between the Registrant, on behalf of Templeton Developing Markets VIP Fund (formerly, Templeton Developing Markets Securities Fund), Templeton Foreign VIP Fund (formerly, Templeton Foreign Securities Fund and Templeton Growth VIP Fund (formerly, Templeton Growth Securities Fund) and JPMorgan Chase Bank

Filing:  Post-Effective Amendment No. 65 to Registration Statement on Form N-1A

File No. 033-23493

Filing Date: April 26, 2012

(h)	Other Material Contracts

(i)

Subcontract for Fund Administrative Services between Franklin Advisers, Inc. and Franklin Templeton Services, LLC for services to Franklin Flex Cap Growth VIP Fund, Franklin Small-Mid Cap Growth VIP Fund and Franklin Strategic Income VIP dated May 1, 2014 and amended as of May 1, 2016

Filing:  Post-Effective Amendment No. 92 to Registration Statement on Form N-1A

File No. 033-23493

Filing Date: April 27, 2016

(ii)

Subcontract for Fund Administrative Services between Franklin Mutual Advisers, LLC and Franklin Templeton Services, LLC for services to Franklin Mutual Global Discovery VIP Fund, Franklin Mutual Shares VIP Fund and Franklin Small Cap Value VIP Fund [dated May 1, 2014

Filing:  Post-Effective Amendment No. 90 to Registration Statement on Form N-1A

File No. 033-23493

Filing Date: April 29, 2015]

(iii)

Amended and Restated Fund Administration Agreement between the Registrant on behalf of Franklin Allocation VIP Fund (formerly, Franklin Templeton VIP Founding Funds Allocation Fund) and Franklin Templeton Services, LLC dated April 17, 2012

Filing:  Post-Effective Amendment No. 73 to Registration Statement on Form N-1A

File No. 033-23493

Filing Date: April 29, 2013

(iv)

Subcontract for Fund Administrative Services Agreement between Franklin Advisers, Inc. and Franklin Templeton Services, LLC for services to Franklin Rising Dividends VIP Fund a series of the Registrant dated November 1, 2017

Filing:  Post-Effective Amendment No. 100 to Registration Statement on Form N-1A

File No. 033-23493

Filing Date: April 28, 2018

(v)

Amended and Restated Subcontract for Fund Administrative Services between Templeton Global Advisors Limited and Franklin Templeton Services, LLC for services to Templeton Growth VIP Fund, a series of the Registrant dated April 17, 2012 and amended as of May 1, 2014

Filing:  Post-Effective Amendment No. 90 to Registration Statement on Form N-1A

File No. 033-23493

Filing Date: April 29, 2015

(vi)

Subcontract for Fund Administrative Services between Franklin Templeton Institutional, LLC and Franklin Templeton Services, LLC for services to Franklin Global Real Estate VIP Fund dated May 1, 2014 and amended as of May 1, 2016

Filing:  Post-Effective Amendment No. 92 to Registration Statement on Form N-1A

File No. 033-23493

Filing Date: April 27, 2016

(vii)

Amended and Restated Subcontract for Fund Administrative Services between Franklin Advisers, Inc. and Franklin Templeton Services, LLC for services to Franklin Growth and Income VIP Fund, Franklin Income VIP Fund, Franklin Large Cap Growth VIP Fund, Franklin U.S. Government Securities VIP Fund and Templeton Global Bond VIP Fund dated April 17, 2012 and amended as of May 1, 2014

Filing:  Post-Effective Amendment No. 90 to Registration Statement on Form N-1A

File No. 033-23493

Filing Date: April 29, 2015

(viii)

Subcontract for Fund Administrative Services between Franklin Advisers, Inc. and Franklin Templeton Services, LLC for services to Franklin VolSmart Allocation VIP Fund dated May 1, 2014 and amended as of May 1, 2016

Filing:  Post-Effective Amendment No. 92 to Registration Statement on Form N-1A

File No. 033-23493

Filing Date: April 27, 2016

(ix)

Subcontract for Fund Administrative Services between Templeton Asset Management Ltd. and Franklin Templeton Services, LLC for services to Templeton Developing Markets VIP Fund dated May 1, 2014

Filing:  Post-Effective Amendment No. 90 to Registration Statement on Form N-1A

File No. 033-23493

Filing Date: April 29, 2015

(x)

Subcontract for Fund Administrative Services between Templeton Investment Counsel, LLC and Franklin Templeton Services, LLC for services to Templeton Foreign VIP Fund dated May 1, 2014

Filing:  Post-Effective Amendment No. 90 to Registration Statement on Form N-1A

File No. 033-23493

Filing Date: April 29, 2015

(xi)

Amended and Restated Transfer Agent and Shareholder Services Agreement between the Registrant and Franklin Templeton Investor Services, LLC dated November 1, 2017

Filing:  Post-Effective Amendment No. 100 to Registration Statement on Form N-1A

File No. 033-23493 Filing

Date: April 27, 2018

(i)	Legal Opinion

(i)

Legal Opinion, Securities Act of 1933 with respect to FTVIPT DE and each of its series dated April 27, 2007

Filing: Post-Effective Amendment No. 50 to Registration Statement on Form N-1A

File No. 033-23493

Filing Date: April 30, 2007

(ii)

Legal Opinion, Securities Act of 1933, with respect to Franklin VolSmart Allocation VIP Fund (formerly, Franklin Managed Volatility Global Allocation VIP Fund) dated January 15, 2013

Filing:  Post-Effective Amendment No. 70 to Registration Statement on Form N-1A

File No. 033-23439

Filing Date: January 16, 2013

(j)	Other Opinion

Not Applicable

(k)	Omitted Financial Statement

Not Applicable

(l)	Initial Capital Agreement

Not Applicable

(m)	Rule 12b-1 Plan

(i)

Class 2 Distribution Plan pursuant to Rule 12b-1 for all series of the Registrant, except Franklin VolSmart Allocation VIP Fund (formerly, Franklin Managed Volatility Global Allocation VIP Fund), Franklin Strategic Income VIP Fund (formerly, Franklin Strategic Income Securities Fund), Templeton Developing Markets VIP Fund (formerly, Templeton Developing Markets Securities Fund), Templeton Foreign VIP Fund (formerly, Templeton Foreign Securities Fund) and Templeton Global Bond VIP Fund (formerly, Templeton Global Bond Securities Fund and Templeton Global Income Securities Fund) dated May 1, 2007

Filing:  Post-Effective Amendment No. 51 to Registration Statement on Form N-1A

File No. 033-23493

Filing Date: June 27, 2007

(ii)

Class 2 Distribution Plan pursuant to Rule 12b-1 for Franklin Strategic Income VIP Fund (formerly, Franklin Strategic Income Securities Fund), Templeton Developing Markets VIP Fund Templeton Foreign VIP Fund and Templeton Global Bond VIP Fund (formerly, Templeton Global Bond Securities Fund and Templeton Global Income Securities Fund) dated May 1, 2007

Filing:  Post-Effective Amendment No. 51 to Registration Statement on Form N-1A

File No. 033-23493

Filing Date: June 27, 2007

(iii)

Amended and Restated Class 4 Distribution Plan pursuant to Rule 12b-1 for all applicable series of the Registrant dated July 9, 2009

Filing:  Post-Effective Amendment No. 65 to Registration Statement on Form N-1A

File No. 033-23493

Filing Date: April 26, 2012

(iv)

Class 2 Distribution Plan pursuant to Rule 12b-1 for Franklin VolSmart Allocation VIP Fund (formerly, Franklin Managed Volatility Global Allocation VIP Fund) dated April 1, 2013

Filing:  Post-Effective Amendment No. 73 to Registration Statement on Form N-1A

File No. 033-23493

Filing Date: April 29, 2013

(v)

Amended and Restated Class 5 Distribution Plan pursuant to Rule 12b-1 for Franklin VolSmart Allocation VIP Fund dated May 1, 2015

Filing:  Post-Effective Amendment No. 92 to Registration Statement on Form N-1A

File No. 033-23493

Filing Date: April 27, 2016

(n)	Rule 18f-3 Plan

(i)

Multiple Class Plan for Franklin Global Real Estate VIP Fund (formerly, Franklin Global Real Estate Securities Fund), Franklin Growth and Income VIP Fund (formerly, Franklin Growth and Income Securities Fund), Franklin Income VIP Fund (formerly, Franklin Income Securities Fund), Franklin Large Cap Growth VIP Fund (formerly, Franklin Large Cap Growth Securities Fund), Franklin Rising Dividends VIP Fund (formerly, Franklin Rising Dividends Securities Fund), Franklin Small Cap Value VIP Fund (formerly, Franklin Small Cap Value Securities Fund), Franklin Small-Mid Cap Growth VIP Fund (formerly, Franklin Small-Mid Cap Growth Securities Fund), Franklin Strategic Income VIP Fund (formerly, Franklin Strategic Income Securities Fund), Franklin U.S. Government Securities VIP Fund (formerly, Franklin U.S. Government Fund), Franklin Mutual Discovery VIP Fund (formerly, Mutual Discovery Securities Fund), Franklin Mutual Shares VIP Fund (formerly, Mutual Shares Securities Fund), and Templeton Growth VIP Fund (formerly, Templeton Growth Securities Fund) as adopted on October 17, 2006, and amended and restated on October 16, 2007

Filing: Post-Effective Amendment No. 52 to Registration Statement on Form N-1A

File No. 033-23493

Filing Date: January 16, 2008

(ii)

Multiple Class Plan for Templeton Developing Markets VIP Fund Templeton Foreign VIP Fund and Templeton Global Bond VIP Fund (formerly, Templeton Global Bond Securities Fund and Templeton Global Income Securities Fund) as adopted on October 17, 2006

Filing: Post-Effective Amendment No. 51 to Registration Statement on Form N-1A

File No. 033-23493

Filing Date: June 27, 2007

(iii)

Multiple Class Plan for Franklin Flex Cap VIP Fund (formerly, Franklin Flex Cap Securities Fund) as adopted on October 17, 2006

Filing: Post-Effective Amendment No. 65 to Registration Statement on Form N-1A

File No. 033-23493

Filing Date: April 26, 2012

(iv)

Multiple Class Plan for Franklin Allocation VIP Fund (formerly, Franklin Templeton VIP Founding Funds Allocation Fund) as adopted on April 17, 2007

Filing:  Post-Effective Amendment No. 65 to Registration Statement on Form N-1A

File No. 033-23493

Filing Date: April 26, 2012

(v)

Multiple Class Plan for Franklin VolSmart Allocation VIP Fund (formerly, Franklin Managed Volatility Global Allocation VIP Fund) dated April 1, 2013

Filing:  Post-Effective Amendment No. 73 to Registration Statement on Form N-1A

File No. 033-23493

Filing Date: April 29, 2013

(p)	Code of Ethics

(i) Code of Ethics dated May 1, 2013 Filing: Post-Effective Amendment No. 80 to Registration Statement on Form N-1A File No. 033-23493 Filing Date: April 28, 2014

(q)	Power of Attorney

(i) Power of Attorney dated June 13, 2013 Filing: Post-Effective Amendment No. 80 to Registration Statement on Form N-1A File No. 033-23493 Filing Date: April 28, 2014

(ii) Power of Attorney dated October 1, 2014 for Mary C. Choksi Filing: Post-Effective Amendment No. 86 to Registration Statement on Form N-1A File No. 033-23493 Filing Date: February 26, 2015

(iii) Power of Attorney dated May 23, 2017 for Matthew T. Hinkle Filing: Post-Effective Amendment No. 100 to Registration Statement on Form N-1A File No. 033-23493 Filing Date: April 27, 2018

(iv) Power of Attorney dated December 7, 2017 for Terrence J. Checki Filing: Post-Effective Amendment No. 100 to Registration Statement on Form N-1A File No. 033-23493 Filing Date: April 27, 2018

(v) Power of Attorney dated January 17, 2019 for Edward D. Perks Filing: Post-Effective Amendment No. 102 to Registration Statement on Form N-1A File No. 033-23493 Filing Date: January 23, 2019

Item 29.    Persons Controlled by or Under Common Control with the Fund

None

Item 30.    Indemnification

The Agreement and Declaration of Trust (the "Declaration") provides that any person who is or was a Trustee, officer, employee or other agent, including the underwriter, of such Trust shall be liable to the Trust and its shareholders only for (1) any act or omission that constitutes a bad faith violation of the implied contractual covenant of good faith and fair dealing, or (2) the person's own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person (such conduct referred to herein as Disqualifying Conduct) and for nothing else. Except in these instances and to the fullest extent that limitations of liability of agents are permitted by the Delaware Statutory Trust Act (the "Delaware Act"), these Agents (as defined in the Declaration) shall not be responsible or liable for any act or omission of any other Agent of the Trust or any investment adviser or principal underwriter. Moreover, except and to the extent provided in these instances, none of these Agents, when acting in their respective capacity as such, shall be personally liable to any other person, other than such Trust or its shareholders, for any act, omission or obligation of the Trust or any trustee thereof.

The Trust shall indemnify, out of its property, to the fullest extent permitted under applicable law, any of the persons who was or is a party, or is threatened to be made a party to any Proceeding (as defined in the Declaration) because the person is or was an Agent of such Trust. These persons shall be indemnified against any Expenses (as defined in the Declaration), judgments, fines, settlements and other amounts actually and reasonably incurred in connection with the Proceeding if the person acted in good faith or, in the case of a criminal proceeding, had no reasonable cause to believe that the conduct was unlawful. The termination of any Proceeding by judgment, order, settlement, conviction or plea of nolo contendere or its equivalent shall not in itself create a presumption that the person did not act in good faith or that the person had reasonable cause to believe that the person's conduct was unlawful. There shall nonetheless be no indemnification for a person's own Disqualifying Conduct.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, may be permitted to Trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with securities being registered, the Trust may be required, unless in the opinion of its counsel the matter has been settled by controlling precedent, to submit to a court or appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Business and Other Connections of the Investment Adviser

(i) Franklin Advisers, Inc. (Advisers)

Advisers serves as investment manager to Franklin Flex Cap VIP Fund, Franklin Growth and Income VIP Fund, Franklin Income VIP Fund, Franklin Large Cap Growth VIP Fund, Franklin Rising Dividends VIP Fund, Franklin Small-Mid Cap VIP Fund, Franklin Strategic Income VIP Fund, Franklin U.S. Government Securities VIP Fund, Franklin VolSmart Allocation VIP Fund and Templeton Global Bond VIP Fund. The officers and directors of Advisers also serve as officers and/or directors or trustees for (1) the corporate parent of Advisers, Franklin Resources, Inc. (Resources), and/or (2) other investment companies in Franklin Templeton Investments. For additional information, please see Part B and Schedules A and D of Form ADV of Advisers (SEC File 801-26292), incorporated herein by reference, which sets forth the officers and directors of Advisers and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

(ii) Templeton Investment Counsel, LLC (Investment Counsel)

Investment Counsel, an indirect, wholly owned subsidiary of Resources, serves as adviser to Templeton Foreign VIP Fund. For additional information please see Part B and Schedules A and D of Form ADV of Investment Counsel (SEC File 801-15125), incorporated herein by reference, which set forth the officers of Investment Counsel and information as to any business, profession, vocation of employment of a substantial nature engaged in by those officers during the past two years.

(iii) Templeton Global Advisors Limited (TGAL)

TGAL, an indirect, wholly owned subsidiary of Resources, serves as investment manager to Templeton Growth VIP Fund (formerly, Templeton Growth Securities Fund). For additional information please see Part B and Schedules A and D of Form ADV of TGAL (SEC File 801-42343), incorporated herein by reference, which set forth the officers and directors of TGAL and information as to any business, profession, vocation of employment of a substantial nature engages in by those officers and directors during the past two years.

(iv) Templeton Asset Management Ltd. (Asset Management)

Asset Management, an indirect, wholly owned subsidiary of Resources, serves as investment manager to Templeton Developing Markets VIP Fund. For additional information please see Part B and Schedules A and D of Form ADV of Asset Management (SEC File 801-46997), incorporated herein by reference, which set forth the officers and directors of Asset Management and information as to any business, profession, vocation of employment of a substantial nature engaged in by those officers and directors during the past two years.

(v) Franklin Mutual Advisers, LLC (Mutual Advisers)

Mutual Advisers, an indirect, wholly owned subsidiary of Resources, serves as investment manager to the Franklin Mutual Global Discovery VIP Fund, Franklin Mutual Shares VIP Fund and Franklin Small Cap Value VIP Fund.  For additional information please see Part B and Schedules A and D of Form ADV of Mutual Advisers (SEC File 801-53068), incorporated herein by reference, which set forth the officers of Mutual Advisers and information as to any business, profession, vocation of employment of a substantial nature engaged in by those officers during the past two years.

(vi) Franklin Templeton Institutional, LLC (FT Institutional)

FT Institutional, serves as investment manager to Franklin Global Real Estate VIP Fund. FT Institutional is a wholly owned subsidiary of Resources.  For additional information please see Part B and Schedules A and D of Form ADV of FT Institutional (SEC File 801-60684), incorporated herein by reference, which sets forth the officers of FT Institutional and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers during the past two years.

(vii) K2/D&S Management Co., L.L.C. (K2 Management)

K2 Management serves as sub-advisor to Franklin VolSmart Allocation VIP Fund. K2 Management is an indirect, wholly-owned subsidiary of Resources.  For additional information please see Part B and Schedules A and D of Form ADV of K2 Management (SEC File 801-61852), incorporated herein by reference, which sets forth the officers of K2 Management and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

Item 32. Principal Underwriters

(a) Franklin/Templeton Distributors, Inc. (Distributors) also acts as principal underwriter of shares of:

Franklin Alternative Strategies Funds
Franklin California Tax-Free Income Fund
Franklin California Tax-Free Trust
Franklin Custodian Funds
Franklin ETF Trust
Franklin Federal Tax-Free Income Fund
Franklin Fund Allocator Series
Franklin Global Trust
Franklin Gold and Precious Metals Fund
Franklin High Income Trust
Franklin Investors Securities Trust
Franklin Managed Trust
Franklin Municipal Securities Trust
Franklin Mutual Series Funds
Franklin New York Tax-Free Income Fund
Franklin New York Tax-Free Trust
Franklin Real Estate Securities Trust
Franklin Strategic Mortgage Portfolio
Franklin Strategic Series
Franklin Tax-Free Trust
Franklin Templeton ETF Trust
Franklin Templeton Global Trust
Franklin Templeton International Trust
Franklin Templeton Money Fund Trust
Franklin U.S Government Money Fund
Franklin Value Investors Trust
Institutional Fiduciary Trust
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Funds
Templeton Global Investment Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund, Inc.
Templeton Income Trust
Templeton Institutional Funds

(b)    The information required with respect to each director and officer of Distributors is incorporated by reference to Part B of this N-1A and Schedule A of Form BD filed by Distributors with the Securities and Exchange Commission pursuant to the Securities Act of 1934 (SEC File No. 008-05889).

Item 33.    Location of Accounts and Records

The accounts, books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, are kept by the Fund at One Franklin Parkway, San Mateo, CA 94403-1906 or by its shareholder service agent, Franklin Templeton Investor Services, LLC at 3344 Quality Drive, Rancho Cordova, CA 95670-7313.

Item 34.    Management Services

Not Applicable

Item 35.    Undertakings

Not Applicable

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 21st day of March, 2019.

FRANKLIN TEMPLETON VARIABLE INSURANCE

PRODUCTS TRUST, a Delaware Statutory Trust

By: /s/Steven J. Gray

Steven J. Gray

Vice President and Co-Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated on behalf of Franklin Templeton Variable Insurance Products Trust, a Delaware Statutory Trust:

Edward D. Perks*
Edward D. Perks	President and Chief Executive Officer – Investment Management
Dated: March 21, 2019

Matthew T. Hinkle*
Matthew T. Hinkle	Chief Executive Officer - Finance and Administration
Dated: March 21, 2019
Gaston Gardey*
Gaston Gardey	Chief Financial Officer and Chief Accounting Officer
Dated: March 21, 2019

Harris J. Ashton*	Trustee
Harris J. Ashton	Dated: March 21, 2019

Terrence J. Checki*	Trustee
Terrence J. Checki	Dated: March 21, 2019

Mary C. Choksi*	Trustee
Mary C. Choksi	Dated: March 21, 2019

Edith E. Holiday*	Trustee
Edith E. Holiday	Dated: March 21, 2019

Gregory E. Johnson*	Trustee
Gregory E. Johnson	Dated: March 21, 2019

Rupert H. Johnson, Jr.*	Trustee
Rupert H. Johnson, Jr.	Dated: March 21, 2019

J. Michael Luttig*	Trustee
J. Michael Luttig	Dated: March 21, 2019

Larry D. Thompson*	Trustee
Larry D. Thompson	Dated: March 21, 2019

*By: /s/Steven J. Gray

Steven J. Gray, as Attorney-in-Fact*

(Pursuant to power of attorney previously filed)

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
REGISTRATION STATEMENT

EXHIBITS INDEX

The following exhibits are attached:

None